% Crop Marks
 .5 setlinewidth
/markl 9 def
/whitel 4 def
 /top 72 def
 /bottom 122 def
 /left 45 def
 /right 45 def
%horizontals
left markl sub whitel sub wp$y wp$top sub moveto markl 0 rlineto wp$x right sub left sub whitel 2 mul add 0 rmoveto markl 0 rlineto left markl sub whitel sub bottom moveto markl 0 rlineto wp$x right sub left sub whitel 2 mul add 0 rmoveto markl 0 rlineto %verticals left bottom markl sub whitel sub moveto 0 markl rlineto
0 wp$y wp$top sub bottom sub whitel 2 mul add rmoveto 0 markl rlineto wp$x right sub bottom markl sub whitel sub moveto 0 markl rlineto
0 wp$y wp$top sub bottom sub whitel 2 mul add rmoveto 0 markl rlineto stroke

                                          1933 Act File No. 33-46190
                                          1940 Act File No. 811-6580

                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X___

    Pre-Effective Amendment No.                                   ______

    Post-Effective Amendment No.    5                               X___

                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X___

    Amendment No.   7                                               X___

                         SOUTHTRUST VULCAN FUNDS

           (Exact Name of Registrant as Specified in Charter)

     Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                (Address of Principal Executive Offices)

                             (412) 288-1900
                     (Registrant's Telephone Number)

                       John W. McGonigle, Esquire
                       Federated Investors Tower,
                   Pittsburgh, Pennsylvania 15222-3779
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
    on ______________ pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
 X 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on June 15, 1995; or intends to file the Notice required by that Rule on or about
    ____________; or
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


                          CROSS-REFERENCE SHEET

       This Amendment to the Registration Statement of the SOUTHTRUST VULCAN FUNDS, which consists of four portfolios: (1) Treasury Obligations Money Market Fund; (2) Bond Fund; (3) Stock Fund; and (4) Income Fund, relates only to the Income Fund and is comprised of the following:

PART A.   INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page                    (1-4)Cover Page.
Item 2.     Synopsis                      (1-4)Expense Summary.
Item 3.     Condensed Financial
            Information                   (1-3)Financial Highlights.
Item 4.     General Description of
            Registrant                    (1-4)Cover Page; Investment
                                          Objectives and Policies of the
                                          Funds; Investment Activities;
                                          Description of Shares.
Item 5.     Management of the Fund        (1-4)Management; Investment
                                          Objectives and Policies of the
                                          Funds; Dividends and Distributions;
                                          Performance.
Item 6.     Capital Stock and Other
            Securities                    (1-4)Management of the Funds; How to
                                          Purchase, Exchange and Redeem
                                          Shares; Dividends and Distributions;
                                          Taxes; Description of Shares.
Item 7.     Purchase of Securities Being
            Offered                       (1-4)How to Purchase, Exchange and
                                          Redeem Shares; Pricing of Shares.
Item 8.     Redemption or Repurchase      How to Purchase, Exchange and Redeem
                                          Shares.

Item 9.     Pending Legal Proceedings     Not applicable.


PART B.   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page                    (1-4)Cover Page.
Item 11.    Table of Contents             (1-4)Table of Contents
Item 12.    General Information and
            History                       (1-4)General; Trustees and Officers
Item 13.    Investment Objectives and
            Policies                      (1-4)Additional Information on Fund
                                          Investments; Additional Investment
                                          Limitations; Portfolio Transactions.
Item 14.    Management of the Fund        (1-4)Trustees and Officers;
                                          Miscellaneous.
Item 15.    Control Persons and Principal
            Holders of Securities         (1-4)Miscellaneous.
Item 16.    Investment Advisory and Other
            Services                      (1-4)Investment Advisory and Other
                                          Service Arrangements.
Item 17.    Brokerage Allocation          (1-4)Portfolio Transactions.
Item 18.    Capital Stock and Other
            Securities                    (1-4)Additional Information
                                          Concerning Shares.
Item 19.    Purchase, Redemption and
            Pricing of Securities
            Being Offered                 (1-4)Purchase, Exchange and
                                          Redemption Information; Net Asset
                                          Value; Additional Information
                                          Concerning Shares.
Item 20.    Tax Status                    (1-4)Taxes
Item 21.    Underwriters                  Investment Advisory and Other
                                          Administrative Arrangements.
Item 22.    Calculation of Performance
            Data                          (1-4)Performance Information.
Item 23.    Financial Statements          (1-3)Filed in Part A; (4) To be
                                          filed by Amendment.


    SUBJECT TO COMPLETION, PRELIMINARY PROSPECTUS DATED SEPTEMBER 29,
                                  1995

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.
SouthTrust
Vulcan Funds
                                      SouthTrust Vulcan Income Fund
                                 Prospectus dated December __, 1995
     The shares offered in this prospectus represent interests in the SouthTrust Vulcan Income Fund (the "Fund"), an investment portfolio of SouthTrust Vulcan Funds (the "Company"), an open-end investment company (a mutual fund). The investment objective of the Fund is to provide current income. The Fund will attempt to do so with a minimum of principal volatility by maintaining a dollar-weighted average maturity of five years or less. The Company currently offers a selection of four investment portfolios, including the Fund ("Portfolios"). Each Portfolio offered by the Company has a distinct investment objective and policy, as described below:
           _  Treasury Obligations Money Market Fund--to provide as
     high a level of current interest         income as is consistent
     with maintaining liquidity and stability of principal.
           _  Bond Fund--to provide a level of total return consistent
     with a portfolio of high quality debt               securities.
           _  Stock Fund--to provide a level of long-term capital
     appreciation, with income a secondary         consideration.
            _  Income Fund--to provide current income.
     SouthTrust Bank of Alabama, N.A., is the investment adviser (the "Adviser") of the Fund.

     Shares of the Company are not deposits or obligations of SouthTrust Bank of Alabama, N.A., are not endorsed, insured, guaranteed, nor otherwise supported by, SouthTrust Bank of Alabama, N.A., any bank, or the Federal Deposit Insurance Corporation (the "FDIC"), the Federal Reserve Board, or any other government agency. Investments in shares of the Fund offered by this Prospectus involve investment risks, including the possible loss of principal.

     This Prospectus contains information that a prospective investor should know before investing. Investors are encouraged to read this Prospectus and retain it for future reference. A Statement of Additional Information dated December __, 1995 has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It may be obtained free of charge by calling the Company at 1-800-843-8618.

SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR
ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.
     Expense Summary
                    Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases (as a percentage of offering
price)                                                           3.50%
Maximum Sales Load Imposed on Reinvested Dividends
      (as a percentage of offering price)                                None
Contingent Deferred Sales Charge (as a percentage of original purchase
      price or redemption proceeds, as applicable)                       None
Redemption Fees (as a percentage of amount redeemed, if applicable)      1.00%*
Exchange Fee                                                             None

*Applies to shares purchased at net asset value which are redeemed within one year of purchase.  See "How to Purchase, Exchange and Redeem
Shares."
                        Annual Operating Expenses
            (As a percentage of projected average net assets)
Advisory Fee (after waiver) (1)                                          0.58%
12b-1 Fee (2)                                                            0.00%
Total Other Expenses                                                     0.30%
                                Total Fund Operating Expenses (after
waiver) (3)                                                              0.88%

(1)                                                      The estimated
      management fee has been reduced to reflect the anticipated voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.60%.

(2) As of the date of this Prospectus, the Fund is not paying or accruing the 12b-1 fees. If the Fund were paying or accruing the 12b-1 fee, the Fund would be able to pay up to 0.25% of its average, daily net assets for the 12b-1 fee. See "Distributor."

(3)                                                      Total operating
      expenses are estimated to be 0.90% absent the anticipated voluntary waiver by the Adviser.

Expenses in this table are estimated based on expenses expected to be incurred during the fiscal year ending April 30, 1996. During the course of this period expenses may be more or less than the amount shown.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information.

EXAMPLE
You would pay the following expenses on a $1,000         1 Year          3 Years
investment assuming (1) 5% annual return and (2)
redemption at the end of each time period                $44             $62

The above example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.
This example is based on estimated data for the Fund's fiscal year ending April 30, 1996.
             INVESTMENT OBJECTIVES AND POLICIES OF THE FUND
            The Company was established as a Massachusetts business
trust under a Master Trust Agreement dated March 4, 1992. The Master Trust Agreement permits the Company to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The Company currently offers shares in four investment portfolios, each with its own investment objective and policies ("Portfolios"). The purchase of shares of any Portfolio should not be considered a complete investment program, but an important segment of a well-diversified investment program. This prospectus relates only to shares of the Fund.
            The investment objective of the Fund is to provide current income. The Fund will attempt to do so with a minimum of principal volatility. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
            The Fund pursues its investment objective by investing in a diversified portfolio comprised primarily of income-producing securities. Income-producing securities may include: U.S. government securities (as defined below); corporate debt obligations, which may include bonds, notes, and debentures; convertible securities; asset-backed and mortgage-backed securities, collateralized mortgage obligations and adjustable rate mortgage securities; commercial paper, bank instruments, money market instruments, and zero coupon securities. Under normal market and economic conditions, the Fund will invest at least 65% of its assets in such securities. In an effort to minimize principal volatility, the Fund will maintain a dollar-weighted average maturity of five years or less. The Fund may also invest in certain equity securities, including common stock and preferred stock.
                          INVESTMENT ACTIVITIES
                U.S. Government Securities. The Fund invests in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:
        o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and
        o notes,  bonds, and discount notes of U.S. government  agencies
          or   instrumentalities,  such  as  the:  Farm  Credit  System,
          including  the  National  Bank for Cooperatives,  Farm  Credit
          Banks,    and    Banks   for   Cooperatives;   Farmers    Home
          Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.
Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:
        o the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;
        o discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or
        o the credit of the agency or instrumentality.
            Corporate Debt Obligations.  The Fund may invest up to 35%
of its assets in corporate debt obligations, including bonds, notes and debentures, which may have fixed or floating rates of interest and which are rated, at the time of purchase, investment grade by a nationally recognized statistical ratings organization ("NRSRO"), or, if unrated, are of comparable quality as determined by the Adviser. Bonds rated "BBB" by Standard and Poor's Ratings Service ("S&P") or Fitch Investors Service, Inc. ("Fitch"), or "Baa" by Moody's Investors Service, Inc. ("Moody's"), are considered medium-grade obligations and are regarded as having an adequate capacity to pay interest and repay principal, and have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.
                 Fixed Rate Obligations.  The Fund may invest in fixed
rate securities, including fixed rate     securities with short-term
characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations but are treated in the market as having
short maturities because      call features of the securities may make
them callable within a short period of time.  A fixed       rate
security with short-term characteristics would include a fixed income
security priced   close to call or redemption price or fixed income
security approaching maturity, where the expectation of call or redemption is high.
            Fixed rate securities exhibit more price volatility during
times of rising or falling interest rates       than securities with
floating rates of interest.  This is because floating rate securities,
as          described below, behave like short-term instruments in that
the rate of interest they pay is    subject to periodic adjustments
based on a designated interest rate index.  Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating
interest rates.  In periods of      rising interest rates the value of a
fixed rate security is likely to fall.  Fixed rate securities     with
short-term characteristics are not subject to the same price volatility
as fixed rate     securities without such characteristics.  Therefore,
they behave more like floating rate       securities with respect to
price volatility .
            The market value of fixed-income obligations in the Fund can
be expected to fluctuate      inversely to changes in prevailing
interest rates. Investors should recognize that, in periods of declining interest rates, the yields of funds composed primarily of fixed-income securities will tend to be higher than prevailing market
rates and, in periods of rising interest rates, yields      will tend to
be somewhat lower.
                 Floating Rate Obligations. The Fund may invest in
floating rate debt obligations, including       increasing rate
securities.  Floating rate securities are generally offered an initial
interest    rate which is at or above prevailing market rates.  The
interest rate paid on these securities is       then reset periodically
(commonly every 90 days to an increment over some predetermined interest rate index).  Commonly utilized indices include the three-month
Treasury bill rate, the       180-day Treasury bill rate, the one-month
or three-month London Interbank Offered Rate    (LIBOR), the prime rate
of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.
            Convertible Securities.  Convertible securities are
securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.
            Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation.
However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stocks when, in the Adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.
Mortgage-Backed Securities. The Fund may purchase mortgage-backed securities that provide monthly payments of principal and interest. The average life of mortgage-backed securities varies with the maturities of the underlying instruments that have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current market rates and current conditions in the relevant housing markets. In calculating the weighted average maturity of the Fund, the maturity of mortgage-backed instruments will be based on estimates of average life of the underlying mortgages. The Fund will continuously monitor and revise, as appropriate, its calculations of the estimated average life of mortgage-backed instruments. The relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for appreciation than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayments tend to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, a mortgage-backed security's total return may be difficult to predict precisely. To the extent that the Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid.
            Presently there are several types of mortgage-backed
securities issued or guaranteed by U.S. government agencies, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as a pass-through entity known as a real estate mortgage investment conduit. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes. The Fund will not purchase "residual" CMO interests, which normally exhibit the greatest price volatility
            Mortgage-backed and asset-backed securities (described
below) generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.
            While mortgage-backed securities generally entail less risk of a decline during periods of rapidly rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.
            Adjustable Rate Mortgage Securities ("ARMS").  ARMS are pass-
through mortgage securities representing interests in adjustable rather than fixed interest rate mortgages. The ARMS in which the Fund invests are issued by Ginnie Mae, Federal National Mortgage Association ("Fannie Mae"), or the Federal Home Loan Mortgage Association ("Freddie Mac"),
and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.
            Asset-Backed Securities.  The Fund may invest in asset-
backed securities which have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities are created by the grouping of certain private loans, receivables, and other lender assets into pools. These securities differ from other forms of debt securities, which normally provide periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Asset-backed securities, however, provide periodic payments which generally consist of both interest and principal payments. The estimated life of an asset-backed security and the average maturity of a portfolio including such assets vary with the prepayment experience with respect to the underlying debt instruments. The credit characteristics of asset-backed securities also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to such securities.
            The Fund may invest in asset-backed securities which
include, but are not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.
            Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Furthermore, if a vehicle is registered in one state and is then reregistered because the owner and obligor moves to another state, such reregistration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.
            Equity Securities.  The Fund may invest in common stocks,
preferred stocks, and convertible securities, including convertible bonds and convertible preferred stock. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, the Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Although the Fund may acquire convertible securities that are rated below investment grade, the Company does not expect that investments in lower-rated convertible securities will exceed 10% of the value of the total assets of the Fund at the time of purchase.
            Variable and Floating Rate Instruments.  The Fund may
purchase variable rate and floating rate instruments. Variable and floating rate instruments may include variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustment in the interest rate. The absence of an active secondary market, however, could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights. Variable and floating rate instruments held by the Fund may be subject to the Fund's 15% limitation on illiquid investments when the Fund can not demand payment of the principal amount within seven days absent a reliable trading market.
            Investment Company Securities.  The Fund may invest in the securities of other investment companies, but will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of total assets in any one investment company, or invest more than 10% of total assets in investment companies in the aggregate. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses, and therefore, any investment by the Fund in shares of another investment company would be subject to certain duplicate expenses, particularly transfer agent and custodian fees. The Adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.
            Zero Coupon Bonds.  The Fund may purchase zero coupon bonds
(i.e., discount debt obligations that do not make periodic interest payments). Zero coupon bonds held by the Fund are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest.
            Repurchase Agreements. The Fund may purchase portfolio
securities subject to the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will be entered into only with financial institutions, such as banks and broker/dealers, that are deemed to be creditworthy by the Adviser under guidelines approved by the Company's Board of Trustees
(the "Trustees"). The seller under a repurchase agreement will be required to maintain the value of the securities that are subject to the agreement and held by the Fund in an amount that exceeds the agreed upon repurchase price. The Fund's purchase of portfolio securities pursuant to a repurchase agreement may be considered to be the making of a loan to the seller. Default by or bankruptcy of the seller, however, could expose the Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.
            When-Issued Securities and Delayed-Delivery Transactions.
In order to secure yields or prices deemed advantageous at the time, the Fund may purchase or sell securities on a when-issued or a delayed-delivery basis. The Fund will not enter into a when-issued or delayed-delivery transaction for speculative purposes, but only in furtherance of its investment objective. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by, and no interest accrues to, the Fund prior to, the actual delivery or payment by the other party to the transaction, normally within 30 days of commitment. Due to fluctuations in the value of securities purchased on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the Fund. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.
            Reverse Repurchase Agreements.  The Fund may borrow funds
for temporary purposes by selling portfolio securities to financial institutions, such as banks and broker/dealers, and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risks that the market value of the securities sold by the Fund may decline below the repurchase price and the other party to the agreement may default, in which event there may be delays in recovering the securities. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.
            Illiquid Securities.  The Fund may invest up to 15% of the total value of its net assets in securities that are illiquid. An illiquid security is one which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued it on its books. Repurchase agreements with maturities in excess of seven days will be considered by the Fund to be illiquid.
            Liquidity Management.  As a temporary defensive measure, if the Adviser determines that market conditions warrant, the Fund may invest without limitation in U.S. government obligations, notes, zero coupon securities and repurchase agreements collateralized by U.S. government obligations.
            Lending of Portfolio Securities. From time to time, the Fund may lend portfolio securities to brokers/dealers and other financial organizations. Such loans will not exceed 20% of the Fund's total assets. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The risks in lending portfolio securities, like those associated with other extensions of secured credit, consist of possible decline in value of collateral, possible delays in receiving additional collateral or in the recovery of the loaned securities or expenses of enforcing the Fund's rights. Loans will be made to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.
     Average Portfolio Maturity
            The Fund does not maintain a stable net asset value.
However, to the extent consistent with the Fund's investment objective of current income, the Adviser will seek to limit the magnitude of fluctuations in the Fund's net asset value by limiting the dollar-weighted average maturity of the Fund's portfolio to less than five years. Securities with shorter maturities generally have less price movement than securities of comparable quality with longer maturities.
In periods of anticipated rising interest rates, a greater portion of the assets of the Fund may be invested in securities the value of which is believed to be less sensitive to interest rate changes. However, the prices of fixed income securities fluctuate inversely to the direction of interest rates.
     Portfolio Transactions and Turnover
            All orders for the purchase or sale of securities on behalf of the Fund are placed by the Adviser with broker/dealers that the Adviser selects. The Company cannot accurately predict the turnover rate for the Fund, but expects that the annual turnover rate may, but generally will not exceed 100%. Short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income.
In addition, higher portfolio turnover rates can result in corresponding increases in brokerage commissions and other transaction costs. The Fund will not consider portfolio turnover rates a limiting factor in making investment decisions consistent with its investment objective and policies.
     Investment Limitations
            The Fund's investment objective and policies, except as
otherwise indicated, may be changed by the Trustees without shareholder approval. However, shareholders will be notified in writing at least 30 days prior to any change in an investment objective. Any such change may result in the Fund having an investment objective different from the investment objective which the shareholder considered appropriate at the time of investment in the Fund. No assurance can be provided that the Fund will achieve its investment objective.
            The Fund has also adopted certain fundamental investment
limitations that may be changed only with the approval of a majority of the Fund's outstanding shares. The following descriptions summarize several of the Funds' fundamental investment policies, which are set forth in full in the Statement of Additional Information.
The Fund may not:
        (1)purchase securities, except U.S. government securities, if more than 5% of its total assets will  be invested in the
            securities of any one issuer, except that up to 25% of the
            Fund's total assets may be invested without regard to this
            5% limitation;
        (2)     subject to the foregoing 25% exception, purchase more
            than 10% of the outstanding voting securities of any issuer;
        (3)    invest 25% or more of its total assets in one or more
            issuers conducting their principal business activities in
            the same industry; and
        (4)     borrow money except for temporary purposes in amounts up
            to one-third of the value of its total assets at the time of such borrowing.  Whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional
            investments.
These investment limitations are applied at the time investment securities are purchased.

              HOW  TO PURCHASE, EXCHANGE AND REDEEM SHARES
     Purchase of Shares -- General
            Federated Securities Corp. (the "Distributor") has established several procedures for purchasing Fund shares. Shares may be purchased through SouthTrust Bank of Alabama, N.A., or its affiliated and correspondent banks ("SouthTrust"), or Fund shares may be purchased through a broker/dealer that has entered into a sales agreement with the Distributor (a "SouthTrust Vulcan Funds Dealer"). SouthTrust or a SouthTrust Vulcan Funds Dealer will be responsible for transmitting purchase and redemption orders directly to the Distributor in a timely manner. Orders may be placed by contacting the Fund at 1-800-843-8618. Texas residents should purchase shares through Federated Securities Corp. at 1-800-356-2805. Purchases will be effected at the net asset value next determined after the purchase order is received in proper form by the transfer agent and the custodian has federal funds available immediately to it. SouthTrust (or a SouthTrust Vulcan Funds Dealer) will normally be the holder of record of Fund shares and will reflect a customer's beneficial ownership of shares in the customer's account statements. Investors wishing to purchase shares of the Fund should contact their SouthTrust account representative or a SouthTrust Vulcan Funds Dealer.
            The minimum initial investment in the Fund is $1,000. The minimum subsequent investment is $50. With respect to investments made in the Fund through a sweep program, initial investment minimums may be modified under the relevant account agreement. Purchases may be effected on business days when the Adviser, Distributor, and the custodian are open for business. The Company reserves the right to reject any purchase order. Additional account applications may be obtained by calling the Fund at 1-800-843-8618. SouthTrust or a SouthTrust Vulcan Funds Dealer may set different minimums for its customers.
     Purchase of Shares -- Income Fund
            Shares of the Fund are purchased at the net asset value per share plus any applicable sales charge (the "Public Offering Price") next determined on the day the purchase order is received. Net asset value is determined at the close of regular trading hours of the New York Stock Exchange (currently 4:00 p.m. Eastern time). Immediately available funds in payment of the purchase price must be received by the Fund's custodian no later than 4:00 p.m. (Eastern time) by the third business day following receipt of the order. If federal funds are not received by such date, the order will be canceled and notice thereof will be given, and the institution placing the order will be responsible for any loss to the Fund or its shareholders. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending institution.
            Automatic Investment Program ("AIP"). Once an account has been opened in the Fund, shareholders may add to their investment on a monthly basis in a minimum amount of $50. Under the AIP, funds may be automatically withdrawn from the shareholder's checking account, via Automated Clearing House ("ACH") processing, through the shareholder's financial institution. Such funds are invested in shares at the net asset value next determined plus any applicable sales charges on the day an order is effected by the transfer agent. An investor may apply for participation in the AIP through SouthTrust or a SouthTrust Vulcan Funds Dealer servicing his or her SouthTrust Vulcan account and by completing the supplementary AIP authorization form. In order to participate in the AIP, the investor must determine that his or her financial institution is an ACH participant and will clear and process ACH transactions. The AIP may be modified or terminated by a shareholder on 30-days' written notice to SouthTrust, a SouthTrust Vulcan Funds Dealer, or by the Fund at any time.
     Sales Charge
            The Public Offering Price of shares of the Fund equals the Fund's net asset value per share plus any applicable sales charge. No sales charge will be assessed on the reinvestment of distributions. The following tables illustrate the applicable front-end sales charge at various investment levels.
                                Sales Charge as                Sales
     Charge as
                                % of Offering  % of Net Amount Dealer
     Allowance as
                                Price          Invested        % of
     Offering Price
     $0 but less than $100,000  3.50%           3.63%
     3.00%
     $100,000 but less than $250,000            3.00%
     3.09%                      2.50%
     $250,000 but less than $500,000            2.50%
     2.56%                      2.00%
     $500,000 but less than $1,000,000          2.00%
     2.04%                      1.50%
$1,000,000 or more                  0*             0%                 0%
____________________________
* A redemption fee of 1% may be imposed on certain redemptions made within one year of purchase. See "Redemption of Shares" -- "Redemption Fee."
            The Distributor will pay the appropriate dealer concession to SouthTrust Vulcan Fund Dealers. Upon notice, the Distributor may also elect to reallow a higher percentage of the sales charge stated above to selected brokers and dealers for all sales made during a particular period. From time to time, the Distributor will conduct sales programs and contests that compensate SouthTrust Vulcan Funds Dealers with cash or non-cash items, such as payments of certain expenses of qualified SouthTrust Vulcan Funds Dealers and their spouses to attend informational meetings about the Fund or other special events at recreational facilities, or items of material value. In some instances, these incentives will be made available only to SouthTrust Vulcan Funds Dealers who have sold or may sell significant amounts of shares. The cost of such compensation is borne by the Distributor and is not borne by the Fund.
     Reduced Sales Charges
            The sales charge on purchases of the Fund may be reduced through the following:
                                  o    right of accumulation;
                                  o    quantity discounts;
                                  o    letter of intent; and
                                  o    reinvestment privilege.
            Right of Accumulation. Under the Right of Accumulation, the current value of an investor's existing shares in the Portfolios may be combined with the amount of the investor's current purchases in determining the applicable sales charge. In order to receive the cumulative quantity reduction, previous purchases of Fund shares must be called to the attention of the Fund at the time of the current purchase.
            Quantity Discounts. As shown on the prior page, larger purchases reduce the sales charge paid. The Company will combine purchases made on the same day by the investor, spouse and any children under age 21 when calculating the sales charge.
            Letter of Intent. If a shareholder intends to purchase at least $100,000 of shares in the Fund over the next 13 months, the sales charge may be reduced by signing a Letter of Intent to that effect. This Letter of Intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold 3.50% of the total amount intended to be purchased in escrow (in shares) until such purchase is completed.
            The shares held in escrow will be released at the fulfillment of the Letter of Intent or at the end of the 13-month period, whichever comes first. If the amount specified in the Letter of Intent is not purchased, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.
            This Letter of Intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a Letter of Intent is established, current balances in accounts in any Fund, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the Letter of Intent. Prior trade prices will not be adjusted.
            Reinvestment Privilege. Upon redemption of Fund shares, a shareholder has a one-time right, to be exercised within 30 days, to reinvest the redemption proceeds without any sales charge at the next determined net asset value after receipt of the purchase order. The shareholder must notify in writing SouthTrust or his or her SouthTrust Vulcan Funds Dealer of the reinvestment in order to eliminate a sales charge.
            Miscellaneous. Reduced sales charges may be modified or terminated at any time and are subject to confirmation of an investor's holdings. For more information about reduced sales charges, an investor should contact his or her SouthTrust account representative, a SouthTrust Vulcan Funds Dealer or the Fund.
            Sales Charge Waivers. The following classes of investors may purchase shares of the Fund with no sales charge in the manner described below: (1) officers, trustees, directors, employees and retired employees of SouthTrust Corporation and its affiliates, and employees of the transfer agent, Distributor or an authorized SouthTrust Vulcan Funds Dealer (and spouses and children of the foregoing); (2) investors for whom SouthTrust Corporation or one of its affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity (this does not include self-directed Individual Retirement Accounts' transactions executed by SouthTrust Securities, Inc.); and (3) investors who purchase shares of the Fund through a 401(k) plan or a 403(b) plan which by its terms permits purchases of shares.
     Exchanges of Shares
            The exchange privilege enables shareholders to exchange shares of the Fund for shares in another Portfolio offered by the Company. Shareholders may also exchange shares of the Fund for Class A Shares (or Liberty Shares, as the case may be) in certain funds within the Liberty Family of Funds ("Liberty Funds"), which funds are distributed by Federated Securities Corp. The Liberty Funds with net asset value exchange privileges with the Company are:
                          o   International Income Fund;
                          o   International Equity Fund;
                          o   Liberty Equity Income Fund, Inc.;
                          o   Liberty High Income Bond Fund, Inc.;
                          o   Liberty Municipal Securities Fund, Inc.;
                          o   Liberty Utility Fund, Inc.; and
                          o   Tax-Free Instruments Trust.
            Exchanging Shares. Shareholders who have purchased shares of the Fund (including shares acquired through a reinvestment of a dividend or distribution on such shares) may exchange those shares for shares of another load Portfolio or a Liberty Fund identified previously without paying an additional exchange or sales charge, except that this privilege does not apply to exchanges into the Stock Fund until an investor has owned shares in the Fund for 90 days. The 90-day holding period does not apply to exchanges in which the investor obtained Fund shares through a prior exchanges of shares of the Stock Fund.
            Shareholders who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the Portfolio or Liberty Fund into which an exchange is to be effected.
            The exchange privilege is available to shareholders residing in any state in which the Fund shares being acquired may legally be sold. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. Written exchange instructions may require a signature guarantee (see "Redemption of Shares"). Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be terminated at any time upon 60 days' written notice to shareholders. A shareholder may obtain further information on the exchange privilege by consulting the shareholder's SouthTrust account representative, a SouthTrust Vulcan Funds Dealer, or the Distributor.
            Exchange-By-Telephone. An investor may telephone an exchange request by calling the investor's SouthTrust account representative or SouthTrust Vulcan Funds Dealer which is responsible for transmitting such exchange request to the Distributor. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Telephone exchange instructions may be recorded.
            An investor may have difficulty in making exchanges by telephone through a SouthTrust account representative or SouthTrust Vulcan Funds Dealer during times of drastic economic or market changes. If a shareholder cannot contact the shareholder's SouthTrust account representative or SouthTrust Vulcan Funds Dealer by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail.
            An investor should be aware that a transaction initiated by telephone and reasonably believed to be genuine by the above-named parties may subject the investor to the risk of loss if such transaction is subsequently found not to be genuine. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
            Shares held in certificate form cannot be exchanged by telephone but must be forwarded to the transfer agent by the SouthTrust account representative or a SouthTrust Vulcan Funds Dealer before an exchange request can be processed.
     Redemption of Shares
            An investor may redeem Fund shares in accordance with instructions and limitations relating to the customer's account at SouthTrust or the investor's SouthTrust Vulcan Funds Dealer. These procedures will vary in accordance with the type of account, and a shareholder should contact the account representative to redeem shares. A SouthTrust account representative or a SouthTrust Vulcan Funds Dealer is responsible for transmitting redemption orders promptly to the Fund.
            No charge for wiring redemption payments is imposed by the Company, although SouthTrust or a SouthTrust Vulcan Funds Dealer may charge customer accounts for services provided in connection with the redemption of shares. Information relating to such redemption services and charges, if any, may be obtained by customers from their account representative. Except for certain redemptions made within one year from the date of purchase, redemption orders are effected at the net asset value per share next determined after receipt of the order by the Distributor. See "Redemption Fee" below for a discussion of circumstances in which a redemption fee may be assessed on redemptions.
            With respect to the Fund, redemption proceeds are normally remitted in federal funds to the redeeming institution within five business days following receipt of the order.
            A written redemption request must identify the account number and be accompanied by share certificates, if any have been issued, properly endorsed for transfer. A signature guarantee is required with respect to written redemption requests. If shares to be redeemed have a value of $5,000 or more, the signature(s) must be guaranteed by an "eligible guarantor institution" as that term is defined under Rule 17Ad-15 under the Securities Exchange Act of 1934. Such institutions may include domestic banks, savings and loan institutions, credit unions, brokers, dealers, securities exchanges and associations and clearing agencies, which are approved by the transfer agent. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.
     Redemption Fee
            In order to discourage short-term investments in the Fund, the Company charges a redemption fee in connection with redemptions of shares held for less than one year which were purchased at net asset value (investments in excess of $1,000,000). The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. In determining if a charge applies and the amount of any such charge, the first shares redeemed are those purchased with reinvested dividends and capital gain distributions, followed by others held the longest. The redemption fee is not assessed on (i) exchanges (except if shares acquired by exchange were then redeemed with 12 months of the initial purchase); (ii) redemptions made in connection with distributions from qualified retirement plans, 403(b) plans or IRAs due to death, disability or attainment of age 59 1/2; (iii) redemptions resulting from the tax-free return of excess contributions to IRAs or employee benefit plans; and (iv) redemptions through certain automatic withdrawals. The 1% redemption fee is not a deferred sales charge but is rather a means to offset the additional costs associated with short-term investments in the Fund.
            Automatic Withdrawal Plan ("AWP"). An AWP may be established by a new or existing shareholder of the Fund if the value of the shareholder's account (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Shareholders who elect to establish an AWP may receive a monthly, quarterly, semi-annual, or annual payment in a stated amount of not less than $50. Fund shares will be redeemed as necessary to meet withdrawal payments. Withdrawals may reduce principal and eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30-days' written notice to SouthTrust, a SouthTrust Vulcan Funds Dealer, or by the Fund at any time.
            Purchase of Shares at Net Asset Value. From time to time, the Distributor may offer special concessions to enable investors to purchase shares of a load Fund offered by the Company at net asset value, without payment of a sales charge. To qualify for a net asset value purchase, the investor must pay for such purchase with proceeds from the redemption of shares of a non-affiliated mutual fund on which a sales charge was paid. A qualifying purchase of shares must occur within 30 days of the prior redemption and must be evidenced by a confirmation of the redemption transaction. At the time of purchase, SouthTrust or a SouthTrust Vulcan Funds Dealer must notify the Distributor that the purchase qualifies for a purchase at net asset value. Proceeds from the redemption of shares on which no sales charges or commissions were paid do not qualify for a purchase at net asset value.

                       DIVIDENDS AND DISTRIBUTIONS
            Dividends from net investment income of the Fund are declared and paid monthly. All dividends are paid in cash. The Fund's net realized capital gains (including net short-term capital gains) are distributed at least annually . Shareholders may elect to have their dividends reinvested in additional shares of the Fund at the net asset value of such shares on the payment date. Such election, or any revocation thereof, must be communicated in writing by SouthTrust or a SouthTrust Vulcan Funds Dealer on behalf of its customer to the transfer agent and will become effective with respect to dividends paid after its receipt. The crediting and payment of dividends will be in accordance with the procedures governing the shareholder's account at SouthTrust or the SouthTrust Vulcan Funds Dealer. Shareholders whose purchase orders are received and executed by 12:00 noon (Eastern time) receive dividends for that day. On the other hand, shareholders whose redemption orders have been received by 12:00 noon (Eastern time) will not receive dividends for that day, while shareholders whose redemption orders have been received after 12:00 noon (Eastern time) will receive that day's dividends. The Fund does not expect to realize net long-term capital gains.
            The Fund's expenses are deducted from the total income of the Fund before dividends are declared and paid. These expenses include, but are not limited to: fees paid to the Adviser and the administrator, custodian and transfer agent; fees and expenses of officers and Trustees; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and trustees' and officers' liability insurance premiums; and the expense of using independent pricing services and other expenses which are not assumed by the administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular Portfolio will be allocated among all Portfolios by or under the direction of the Trustees in a manner the Trustees determine to be fair and equitable. The Adviser, administrator, custodian and transfer agent may voluntarily waive all or a portion of their fees from time to time.
                            PRICING OF SHARES
            The net asset value of shares in the Fund for purposes of pricing purchase and redemption orders is determined once daily as of the close of regular trading hours on the New York Stock Exchange or 4:00 p.m. (Eastern time) on days the New York Stock Exchange is closed. Net asset value and pricing are determined on each day the New York Stock Exchange and the Federal Reserve Bank of Philadelphia ("FRB") are open for trading. Currently, the days on which the New York Stock Exchange and/or the FRB are closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day, and Christmas Day. The Fund's net asset value is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities and dividing the result by the number of outstanding shares.
            Portfolio securities which are traded on a recognized stock exchange are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the current bid and asked prices. Restricted securities, securities for which market quotations are not readily available, and other assets are valued at fair value by the Adviser under the supervision of the Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis (unless the Trustees determine that such basis does not represent fair value at the time). Under this method, such securities are valued initially at cost on the date of purchase. Thereafter, absent unusual circumstances, the Fund assumes a constant proportionate amortization of any discount or premium until maturity of the security.

                         MANAGEMENT OF THE FUNDS
     Board of Trustees
            The Company is managed under the direction of the Board of Trustees. The Statement of Additional Information contains background information and the name of each Trustee.
     Investment Adviser
            SouthTrust Bank of Alabama, N.A., a national banking
association, serves as the investment adviser for each of the Funds. The Adviser, headquartered in Birmingham, Alabama, is a wholly-owned subsidiary of SouthTrust Corporation, a publicly-held bank holding company. The Adviser and SouthTrust Corporation have their principal offices at 420 North 20th Street, Birmingham, Alabama 35203. The
Adviser's experience includes the management of various collective and common investment funds and the provision of investment management services to banks and thrift institutions, corporate and profit-sharing trusts, municipal and state retirement funds, and individual investors.
As of June 1, 1995, the Adviser had approximately $1.8 billion in assets under management. The Adviser has served as investment adviser to the
Company since its inception on March 4, 1992.
            Subject to the supervision of the Trustees, the Adviser
provides overall investment management for the Fund, provides research and credit analysis, is responsible for all purchases and sales of portfolio securities, maintains books and records with respect to the
Fund's securities transactions and provides periodic and special reports
to the Trustees as requested.   All investment decisions for the Fund
are made by an investment group.
            For the advisory services provided and expenses assumed by it, the Adviser is entitled to receive a fee from the Fund, computed daily and payable monthly, at an annual rate .60%.
            As part of its regular banking operations, SouthTrust Bank of Alabama, N.A. may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of SouthTrust Bank of Alabama, N.A. The lending relationship will not be a factor in the selection of securities.
            Both the Company and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest.  Among other things, the codes:  require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days.  Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.
     Administrator, Custodian, and Transfer Agent
            Federated Administrative Services, Federated Investors
Tower, Pittsburgh, Pennsylvania 15222-3779, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. The administrator provides these at an annual rate as specified below:
                 Maximum                       Average Daily Net Assets
              Administrative Fee                  of the Company
                 .150 of 1%                    on the first $250
     million
                 .125 of 1%                     on the next $250
     million
                 .100 of 1%                    on the next $250 million
                  .075 of 1%                    on assets in excess of
$750 million
            The administrative fee received during any fiscal year with respect to the Fund shall be at least $100,000. The administrator may voluntary waive a portion of its fee.
            State Street Bank and Trust Company ("State Street"), whose principal office is located in Boston, Massachusetts, serves as the custodian of the Company's assets.
            Federated Services Company, a subsidiary of Federated
Investors, is transfer agent and dividend disbursing agent for the
Company. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The transfer agent, which is a subsidiary of Federated Investors, has the same address as the administrator and Distributor.
     Distributor
            Shares of the Fund are sold on a continuous basis for the
Company by Federated Securities Corp. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. The Distributor may offer certain items of nominal value from time to time to any shareholder or investor in connection with the sale of Fund shares. The Distributor, which is a subsidiary of Federated Investors, has the same address as the administrator and transfer agent.
            Distribution Plan. Under a distribution plan (the "Plan")
adopted in accordance with Securities and Exchange Commission ("SEC")
Rule 12b-1 under the Investment Company Act of 1940, as amended, the
Fund will pay to the Distributor an amount computed at an annual rate of
up to 0.25%   of the average daily net asset value of the shares to
finance any activity which is principally intended to result in the sale of shares subject to the Plan. The Distributor may select Financial Institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales support services as agent for their clients or customers.  Certain trust clients of the Company, including ERISA plans, will not be affected by the Plan because the Plan will not be activated unless and until a second,
"Trust" class of shares of the Fund (which would not have a Rule 12b-1 plan) is created and such trust clients' investments in the Fund are converted to such Trust class.
            The Fund's plan is a compensation type plan.  As such, the
Fund makes no payments to the Distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the
Distributor, including amounts expended by the Distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Plan.
            The Glass-Steagall Act prohibits a depository institution
(such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Company's Trustees will consider appropriate changes in the services.
            State securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register ads dealers pursuant to certain states' laws.
     Administrative Arrangements
            The Distributor may select brokers, dealers and
administrators (including depository or other institutions such as commercial banks and savings and loan associations) to provide distribution and/or administrative services for which they will receive fees from the Distributor based upon shares owned by their clients or customers. These administrative services include distributing prospectuses and other information, providing account assistance, and communicating or facilitating purchases and redemptions of the Fund's shares. The fees are calculated as a percentage of the average aggregate net asset value of shareholder accounts held during the period for which the brokers, dealers, and administrators provide services. Any fees paid for these services by the Distributor will be reimbursed by the Adviser and not the Fund.
     Taxes
            The Fund intends to qualify as a regulated investment
company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves the Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with the Code.
            Qualification as a regulated investment company under the
Code for a taxable year requires, among other things, that the Fund distribute to its shareholders an amount equal to at least 90% of its investment company income (if any) net of certain deductions for such year. In general, the Fund's investment company income will be its taxable income (including dividends, interest, and short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Fund intends to distribute substantially all of its investment company income each taxable year.
Such distributions will be taxable as ordinary income to the Fund's shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or qualified retirement plan are deferred under the Code.)
            Substantially all of Fund's net realized long-term capital gains, if any, will be distributed at least annually to the Fund's shareholders. The Fund will generally have no tax liability with respect to such gains, and the distributions will be taxable to such shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held Fund shares and whether such gains are received in cash or reinvested in additional shares.
Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on
December 31 of such year if such dividends are actually paid during
January of the following year.
            Before purchasing shares in the Fund, the impact of
dividends or distributions which are expected to be declared or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.
            A taxable gain or loss may be realized by a holder of shares of the Fund upon the redemption or transfer of Fund shares, depending upon the tax basis of such shares and their price at the time of redemption or transfer.
            Distributions of net investment income may be taxable to shareholders as dividend income under state or local laws even though a substantial portion of such distributions may be derived from interest on U.S. government obligations, which, if realized directly, would be exempt from such income taxes. Shareholders should consult their tax advisers concerning the application of state and local taxes.
            On an annual basis, the Company will send written notices to record owners of shares regarding the federal tax status of distributions made by the Fund.
            Since this is not an exhaustive discussion of applicable tax consequences, investors should contact their tax advisers concerning investments in the Fund.
     Description of Shares
            The Company was organized as a Massachusetts business trust on March 4, 1992, and is registered under the 1940 Act as an open-end management investment company. Effective June 30, 1993, the Company changed its name from 'Vulcan Funds' to 'SouthTrust Vulcan Funds.' The
Master Trust Agreement authorizes the Trustees to classify and reclassify any unissued shares into one or more classes of shares.
Pursuant to such authority, the Trustees have authorized the issuance of an unlimited number of shares of beneficial interest in the Company, representing interests in the Fund, which is classified as a diversified investment company under the 1940 Act.
            Each share of the Fund has a par value of $.001, represents an equal proportionate interest in the particular Fund involved and is entitled to such dividends and distributions earned on the Fund's assets as are declared in the discretion of the Trustees.
            The Company's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by Portfolio, except where otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Portfolio. Under Massachusetts law and the Company's Master
Trust Agreement, the Company is not required and does not currently intend to hold annual meetings of shareholders for the election of
Trustees except as required under the 1940 Act. The Trustees are required to call a meeting of shareholders upon the written request of at least 10% of the Company's outstanding shares. In addition, to the extent required by law, the Company will assist in shareholder communications in connection with such a meeting. For a further discussion of the voting rights of shareholders, see "Additional
Information Concerning Shares" in the Statement of Additional
Information.
     Total Returns and Yields
            Total Return. From time to time the Fund may advertise its average annual total return over various periods of time. Such total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in shares of the Fund. When considering average total return figures for periods longer than one year, it is important to note that the relevant Fund's average annual total return for any one year in the period might have been greater or less than the average for the entire period. The Fund may also use aggregate total return figures for various periods representing the cumulative share prices and assuming reinvestment of dividends and distributions. Aggregate total returns may be shown by means of schedules, charts or graphs and may indicate sub-
totals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains
distributions).
            Yield.  From time to time, the Fund may quote a 30-day yield in advertisements or in communications to shareholders. The yield of the
Fund refers to the income generated by an investment in the Fund over a
30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during the 30-day period is assumed to be earned and reinvested at a constant rate and compounded semi-annually. The annualized income is then shown as a percentage of the investment.
            Quotations of yield and total return of the Fund represent the Fund's past performance and should not be considered as
representative of future results. Any account fees charged by SouthTrust or a SouthTrust Vulcan Funds Dealer will not be included in the Fund's calculations of yield and total return. Such fees, if any, will reduce the investor's net return on an investment. The methods used to compute each performance quotation are described in more detail in the Statement of Additional Information.
No person has been authorized to give
any information or to  make any                                     SouthTrust
representations not contained in this                                   Vulcan
Prospectus, or  in the Company's                                         Funds
Statement of Additional Information
incorporated herein by reference, in
connection with the offerng made by this
Prospectus and, if given or made, such
information or representation must not
be relied upon as having been authorized
by the Company or its Distributor.  The
Prospectus does not constitute an
offering by the company or by the
Distributor in any jurisdiction in which
such offering may not lawfully be made.
                            Table of Contents
                             Page
Expense Sunnary                          2
INCOME FUND
Investment Objectives and Policies of the Fund                    3
Investment Activities                    3
Average Portfolio Maturity               10
Portfolio Transactions and Turnover      10
Investment Limitations                   10
How to Purchase, Exchange and Redeem Shares                11
Purchase of Shares -- General            11
Purchase of Shares -- Income Fund        11
Sales Charge                             12
Reduced Sales Charges                    13
Exchanges of Shares                      14
Redemption of Shares                     15
Redemption Fee                           16
Dividends and Distributions              17
Pricing of Shares                        17
Management of the Funds                  18
Board of Trustees                        18
Investment Adviser                       18
Administrator, Custodian, and Transfer Agent                 19
Distributor                              19
Administrative Arrangements              20
Taxes                                    20
Description of Shares                    21
Total Returns and Yields                 22

 .          Investment Adviser:

    SouthTrust Bank

    of Alabama, N.A.

    G00204-03 (9/95)



 SUBJECT TO COMPLETION, PRELIMINARY PROSPECTUS DATED SEPTEMBER 29, 1995 INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                      SouthTrust Vulcan Income Fund
          (An Investment Portfolio of SouthTrust Vulcan Funds)
                   STATEMENT OF ADDITIONAL INFORMATION




    This Statement of Additional Information provides supplementary information pertaining to the SouthTrust Vulcan Income Fund (the "Fund"), an investment portfolio of SouthTrust Vulcan Funds (the "Company"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Company's Prospectus for the Fund dated December __, 1995. A copy of the Prospectus may be obtained without charge by calling the Company at 1-800-843-8618. This Statement of Additional Information dated December __, 1995, although not in itself a Prospectus, is incorporated by reference in its entirety into the Fund's Prospectus.

                                 TABLE OF CONTENTS
                                                                 Page
   General                                                          1
   Additional Information on Fund Investments                       1
   Additional Investment Limitations                                3
   Trustees and Officers                                            5
   Investment Advisory and Other Service Arrangements               8
   Portfolio Transactions                                           8
   Purchase, Exchange and Redemption Information                   10
   Net Asset Value                                                 11
   Performance Information                                         11
   Taxes                                                           12
   Additional Information Concerning Shares                        14
   Independent Public Accountants                                  14
   Miscellaneous                                                   14
   Appendix                                                       A-1

    No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Company or the Distributor. The Prospectus does not constitute an offering by the Company or by the Distributor in any jurisdiction in which such offering may not lawfully be made.





     GENERAL
            The Company is an open-end, management investment company currently offering shares in four diversified investment portfolios. The Company was organized on March 4, 1992. On June 30, 1993, the name of the Company changed from "Vulcan Funds" to "SouthTrust Vulcan Funds."
            As stated in the Prospectus, the investment adviser (the "Adviser") of the Fund is SouthTrust Bank of Alabama, N.A. Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.
     ADDITIONAL INFORMATION ON FUND INVESTMENTS
            The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Fund. A description of applicable credit ratings is set forth in Appendix A hereto.
            Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions, such as banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Adviser will continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject thereto at not less than the repurchase price. The repurchase price under the repurchase agreements generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).
            Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated account cash, U.S. government securities or other liquid high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.
            Variable and Floating Rate Instruments. Debt instruments may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by the Fund may have stated maturities in excess of the Fund's maturity limitation if the Fund can demand payment of the principal of the instrument at least once every thirteen months on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. government or an agency thereof). These instruments may include variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.
            In determining weighted average portfolio maturity of the Fund, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next interest rate adjustment or the time the Fund involved can recover payment of principal as specified in the instrument. Variable rate U.S. government obligations held by the Fund, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.
            The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights.
            Variable and floating rate instruments held by the Fund will be subject to the Fund's 15% limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.
            Money Market Instruments. The Fund may invest in money market instruments such as:
_ instruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $l00,000,000 or if the principal amount of the instrument is federally insured;
_ commercial paper rated, at the time of purchase, not less than A-1 by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service Inc. ("Moody's") or F-1 by Fitch Investors Service, Inc. ("Fitch"), and unrated commercial paper that is deemed by the Fund's investment adviser to be of comparable quality to securities having such ratings;
_ time and savings deposits whose accounts are insured by the Bank Insurance Fund ("BIF") which is administered by the Federal Deposit Insurance Corporation ("FDIC") or in institutions whose accounts are insured by the Savings Association Insurance Fund ("SAIF"), which is also administered by the FDIC, including certificates of deposit issued by and other time deposits in foreign branches of BIF-insured banks; or _ bankers' acceptances.
            When-Issued Purchases and Forward Commitments (Delayed-Delivery). When-issued purchases and forward commitments (delayed-delivery) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (normally within thirty days). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.
            When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Adviser expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund's total assets absent unusual market conditions.
            The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.
            When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
            The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.
            Mortgage-Related Securities. There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Maes are also supported by the authority of GNMA to borrow funds from the U.S.
Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank.
Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.
            Investment Companies. The Fund currently intends to limit investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made:
(i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole.
            Lending of Portfolio Securities. The Fund may lend securities from its portfolio to brokers, dealers and other financial organizations. Such loans, if and when made, may not exceed 20% of the Fund's total assets, taken at value. The Fund may not lend its portfolio securities to the Adviser or its affiliates without specific authorization from the Securities and Exchange Commission (the "SEC"). Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or securities issued or guaranteed by the U.S. government or its agencies which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund or with the Adviser, and which is acting as a "finder."
            In lending its portfolio securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever portfolio securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equivalent to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, like those associated with other extensions of secured credit, consist of: possible declines in value of collateral, possible delays in receiving additional collateral or in the recovery of loaned securities or expenses of enforcing the Fund's rights. Loans will be made to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.
            Yields and Ratings. The yields on certain obligations, including the money market instruments in which the Fund may invest
(such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Standard &
Poor's Ratings Group, Moody's Investors Service, Inc., Duff & Phelps Credit Rating Co., and other nationally recognized statistical rating organizations ("NRSROs") represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices..
            Other. It is possible that unregistered securities purchased by the Fund in reliance upon Rule 144A under the Securities Act of 1933 could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities. To comply with restrictions of certain states, the Fund will limit their investments in restricted securities to no more than 5% of their respective total assets. (If state requirements change, this restriction may be revised without shareholder notification.)
     ADDITIONAL INVESTMENT LIMITATIONS
            In addition to the fundamental investment limitations disclosed in the Prospectus, the Fund is subject to the investment limitations enumerated in this sub-section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares as defined under "Miscellaneous-- Shareholder Approvals."
            The Fund may not:
            1. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.
            2. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.
            3. Act as an underwriter of securities, except to the extent that it may be deemed an underwriter within the meaning of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale.
            4. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts, options on futures contracts and transactions in securities on a when-issued or forward commitment basis, and except that a non-money market fund may enter into forward foreign currency contracts and options thereon in accordance with its investment objectives and policies.
            5. Purchase securities of companies for the purpose of exercising control.
            6. Purchase securities on margin, make short sales of securities or maintain a short position, except that
                  (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, the Fund's sale of securities short against the box or the Fund's transactions in securities on a when-issued or forward commitment basis, and (b) the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.
            7. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may, to the extent appropriate to its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, and may engage in transactions in securities on a when-issued or forward commitment basis, and except that a non-money market fund may enter into forward foreign currency contracts and options thereon in accordance with its investment objectives and policies.
            8. Make loans, except that the Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately negotiated), may lend portfolio securities and enter into repurchase agreements in accordance with its investment objective and policies.
            In addition, the investment limitations listed below are summarized in the Prospectus and are set forth below in their entirety.
            The Fund may not:
            1. Purchase securities of any one issuer other than securities issued or guaranteed by the U.S.
                  government, its agencies or instrumentalities or certificates of deposit for any such securities if more than 5% of the value of the Fund's total assets, taken at current value, would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or the Company, except that up to 25% of the value of the Fund's total assets, taken at current value, may be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.
            2. Borrow money or issue senior securities except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings including reverse repurchase agreements and borrowing from banks in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not deemed to be pledged for purposes of this limitation.
            3. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments that are issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry).
            If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.
            In order to permit the sale of shares in certain states, the Company may make commitments more restrictive than the investment policies and limitations described above. To comply with restrictions of certain states, the Fund will not: invest more than 5% of the value of their respective total assets in portfolio instruments of unseasoned issuers, including their predecessors, that have been in operation for less than three years; invest in real estate limited partnerships. If state requirements change, these restrictions may be revised without shareholder notification.
     TRUSTEES AND OFFICERS
            The Trustees and Executive Officers of the Company, and their business addresses, birthdates, and principal occupations during the past five years, are:

     *William O. Vann
     Box 757
     Birmingham, AL  35201
Birthdate:  January 28, 1942
Trustee and Chairman of the Board
President and Chief Executive Officer, Young & Vann Supply Co. (since
1987); Partner, B &B Investments; Trustee and Past Chairman, The
Childrens' Hospital of Alabama.

     Edward C. Gonzales
     Federated Investors Tower
     Pittsburgh, PA  15222
Birthdate:  October 22, 1930
President and Treasurer
Vice President, Treasurer, and Trustee, Federated Investors; Vice President and Treasurer, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Executive Vice President, Treasurer, and Director, Federated Securities Corp.; Trustee, Federated Services Company and Federated Shareholder Services; Chairman, Treasurer, and Director, Federated Administrative Services; Trustee or Director and Vice President and Treasurer of other funds distributed by Federated Securities Corp.

     C. Christine Thompson
     Federated Investors Tower
     Pittsburgh, PA  15222
Birthdate:  September 1, 1957
Vice President and Assistant Treasurer
Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of other funds distributed by Federated Securities Corp.

     Peter J. Germain
     Federated Investors Tower
     Pittsburgh, PA  15222
Birthdate:  September 3, 1959
Secretary
Senior Corporate Counsel, Federated Investors

     Thomas L. Merrill, Sr.
     210 Inverness Center Dr.
     P.O. Box 10264
     Birmingham, AL  35242
Birthdate:  October 27, 1925
Trustee
Chief Executive Officer, Vice Chairman and Director, Altec Industries, Inc.; Director, Walker Companies; formerly, President, Altec Industries, Inc. (1990-1993) and Chairman, Vantage Consulting (until 1989).

     Charles G. Brown, III
     P.O. Box 170100
     Birmingham, AL  35217
Birthdate:  November 27, 1953
Trustee
President, Tubular Products Company (since 1985); Managing Partner, Red Hollow Partnership.

     Russell W. Chambliss
     Mason Corporation
     P.O. Box 59226
     Birmingham, AL  35259
Birthdate:  December 26, 1951
Trustee
President (since 1989), Executive Vice President (1988), and Vice
President of Sales and Marketing (1984-1988), Mason Corporation.

     D. Riley Stuart
     P.O. Box 1028
     Birmingham, AL  35201
Birthdate:  November 27, 1927
Trustee
Chairman and Chief Executive Officer, Brice Building Company, Inc.

      * This Trustee is deemed to be an "interested person" of the Company as defined in the Investment Company Act of 1940, as amended.
            As of the date of this Statement of Additional Information, the Trustees and Officers of the Company, as a group, owned less than 1% of the outstanding shares of any Fund.
                          Trustees Compensation

                                     AGGREGATE
NAME ,                             COMPENSATION
POSITION WITH                           FROM
COMPANY                              COMPANY*#

William O. Vann,                     $4,980
Trustee and Chairman of
the Board

Thomas L. Merrill, Sr.               $4,980
Trustee
Charles G. Brown, III                $4,980
Trustee
Russell W. Chambliss                 $4,980
Trustee
D. Riley Stuart                      $4,980
Trustee

*Information is furnished for the fiscal year ended April 30, 1995. The Company is the only investment company in the Fund Complex.
#The aggregate compensation is provided for the Company which is comprised of four portfolios.

            Shareholder and Trustee Liability. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Company's Master Trust Agreement provides that shareholders shall not be subject to any personal liability in connection with the assets of the Company for the acts or obligations of the Company, and that every note, bond, contract, order, or other undertaking made by the Company shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of the investor being or having been a shareholder and not because of the shareholder's acts or omissions or some other reason. The Master Trust Agreement also provides that the Company shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Company, and shall satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Company itself would be unable to meet its obligations.
            The Master Trust Agreement further provides that all persons having any claim against the Trustees or the Company shall look solely to the trust property for payment; that no Trustee of the Company shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment, or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Company; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of the Trustee's own bad faith, willful misfeasance, gross negligence or reckless disregard of the Trustee's duties as a Trustee. With the exception stated, the Master Trust Agreement provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by the Trustee in connection with the defense or disposition of any proceeding in which the Trustee may be involved or with which the Trustee may be threatened by reason of being or having been a Trustee, and that the Company will indemnify Officers of the Company to the same extent that Trustees are entitled to indemnification.
     INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS
            Advisory Agreement. The advisory services provided by the Adviser pursuant to an advisory agreement (the "Advisory Agreement") between it and the Company, as well as the fees payable by the Company to the Adviser for such services, are described in the Prospectus.
            If the total expenses borne by the Fund in any fiscal year exceed the expense limitations imposed by applicable state securities regulations, the Adviser will bear the amount of such excess to the extent required by such regulations in proportion to the fees otherwise payable to it with respect to the Fund for such year. Such amount borne will be limited to the amount of the fees paid to it for the applicable period with respect to the Fund. As of the date of this Statement of Additional Information, the most restrictive expense limitation applicable to the Company limits its aggregate annual expenses, including management and advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2 1/2% of the first $30 million of its average net assets, 2% of the next $70 million, and 1 1/2% of its remaining average net assets.
            The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the Adviser's part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.
            The Advisory Agreement is terminable with respect to the Fund by vote of the Trustees, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Adviser. The Adviser may also terminate its advisory relationship with respect to the Fund on 60 days' written notice to the Company, and the Advisory Agreement terminates automatically in the event of its assignment.
            Because of the internal controls maintained by SouthTrust Bank of Alabama, N.A. to restrict the flow of non-public information, the Fund's investments are typically made without any knowledge of SouthTrust Bank of Alabama, N.A. or its affiliates' lending relationships with an issuer.
            Distributor's Contract. The Company has entered into a Distributor's Contract under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund, although it is not obligated to sell any particular amount of shares.
            Administrative Services Agreement. Federated Administrative Services (the "Administrator"), which is a subsidiary of Federated Investors, provides administrative personnel and services to the Company for the fees set forth in the Prospectus.
            The Administrative Services Agreement provides that the Administrator shall not be liable under the Agreement except for its willful misfeasance, bad faith or gross negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.
            Custodian and Transfer Agency Agreements. State Street Bank and Trust Company (the "Custodian") maintains custody of the Company's assets pursuant to a custodian agreement (the "Custodian Agreement"). Under the Custodian Agreement, the Custodian (i) maintains a separate account in the name of the Fund; (ii) holds and transfers portfolio securities on account of the Fund; (iii) accepts receipts and makes disbursements of money on behalf of the Fund; (iv) collects and receives all income and other payments and distributions on account of the Fund's securities; and (v) makes periodic reports to the Trustees concerning the Fund's operations. The Custodian is authorized to select one or more domestic banks or trust companies to serve as sub-custodian on behalf of the Company, provided that, with respect to sub-custodians, the Custodian remains responsible for the performance of all its duties under the Custodian Agreement and holds the Company harmless from the acts and omissions of any sub-custodian.
            Federated Services Company (the "Transfer Agent"), a subsidiary of Federated Investors, serves as the transfer and dividend disbursing agent for the Company pursuant to the Fund Accounting and Shareholder Recordkeeping Agreement.
     PORTFOLIO TRANSACTIONS
            Subject to the general supervision of the Trustees, the Adviser makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Fund. Portfolio transactions of the Fund are placed with those securities brokers and dealers that the Adviser believes will provide the best value in transaction and research services for the Fund, either in a particular transaction or over a period of time. Although some transactions involve only brokerage services, many involve research services as well.
            Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. As of the date of the Prospectus, with respect to the Fund, there have been no payments made for brokerage transactions.
            Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Adviser will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.
            The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Adviser believes such practice to be in The Fund's best interests.
            The portfolio turnover rate of the Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Fund during the year. The Fund may engage in short-term trading to achieve its investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year.
            In its Advisory Agreement, the Adviser agrees to select broker/dealers in accordance with guidelines established by the Trustees from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker/dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes the Adviser, subject to the prior approval of the Trustees, to cause the Fund to pay a broker/dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker/dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.
            Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable to the Adviser by the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company. The Fund may obtain an agreement from a broker to pay to a third-party vendor of goods or services to the Fund a portion of the commissions paid by the Fund to that broker.
            Portfolio securities will not be purchased from or sold to the Adviser, the Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by an exemptive order issued by the SEC or by applicable law (including Rule 17e-1 under the 1940 Act).
            Investment decisions for the Fund and for other investment accounts managed by the Adviser are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts and executed on the same day. In such cases, transactions in the same securities for multiple accounts are allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.
            The Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which the Adviser or any affiliated person (as defined in the 1940 Act) thereof is a member, except pursuant to procedures adopted by the Trustees in accordance with Rule 10f-3 under the 1940 Act.
     PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
            The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Fund's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting the securities into cash. The Company intends to elect, however, to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.
            Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)
            The Company may suspend redemption rights or postpone redemption payments (as well as suspend the recordation of the transfer of shares) for such periods as are permitted under the 1940 Act. The Company may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act.
            The Company may redeem shares involuntarily as described below under "Net Asset Value" to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder, or to collect any charge relating to a transaction effected for the benefit of a shareholder, which is applicable to shares of the Fund as provided, from time to time, in the Prospectus. In addition, due to the high cost of maintaining accounts with low balances, the Company may redeem shares in any account, except retirement plans, and pay the proceeds to the shareholder, if the account balance falls below the required minimum account balance due to shareholder redemptions. Before shares are redeemed to close an account, a shareholder will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum balance.
            Shareholders may exchange all or part of their shares in the Company as described in the Prospectus. Any rights an investor may have to reduce (or have waived) the sales load applicable to an exchange, as may be provided in the Prospectus, will apply in connection with any such exchange.
            By use of the exchange privilege, the investor authorizes SouthTrust, the investor's SouthTrust Vulcan Funds Dealer, or the Distributor to act on telephonic instructions from any person representing himself or herself to be the investor and reasonably believed by SouthTrust, a SouthTrust Vulcan Funds Dealer or the Distributor to be genuine. The Transfer Agent must be notified of the investor's prior ownership of Fund shares and account number. The Transfer Agent records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon 60 days written notice to shareholders.
            Exchanging Securities for Fund Shares. The Fund may accept securities in exchange for Fund shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.
            Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund.
            Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend on the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.
            Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the Fund, along with the securities.
            If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.
                             NET ASSET VALUE
            In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables, and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Trustees.
                              PERFORMANCE  INFORMATION

Yield and Performance of the Fund
            The 30-day (or one month) standard yield described in the Prospectus is calculated in accordance with the method prescribed by the SEC for mutual funds:

Where:
            a =  dividends and interest earned during the period;
            b = expenses accrued for the period (net of reimbursements);
            c = average daily number of shares outstanding during the period entitled to receive dividends; and
            d = maximum offering price per share on the last day of the period.
            For the purpose of determining interest earned on debt obligations purchased by the Fund (variable "a" in the formula), the Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by the Fund, dividend income is recognized by accruing 1/360 of the dividend rate of the security for each day that the security is held by the Fund. With respect to mortgage or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).
            The Fund that advertises its "average annual total return" computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

Where:
            T      =  average annual total return;
            ERV    =  ending redeemable value of shares held at the end
of the period;
            P      =  hypothetical initial investment of $1,000; and
            n      =  number of years.
            The Fund that advertises its "aggregate total return" computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:
            Aggregate Total Return = (ERV) - 1
                                 P
            The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.
            In reports or other communications to shareholders or in advertising material, the Fund may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., CDA Technologies, Inc., or similar independent services, which monitor the performance of mutual funds or with other appropriate indices of investment securities. In addition, certain indices may be used to illustrate historic performance of select asset classes. These may include, among others, the Lehman Brothers
Index of Baa-rated Corporate Bonds, the T-Bill Index, and the "Stocks, Bonds and Inflation Index" published annually by Ibbotson Associates.
The performance information may also include evaluations of the Fund published by ranking services and financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal.
            In addition to providing performance information that demonstrates the actual yield or returns of a particular Fund over a particular period of time, the Fund may provide certain other information demonstrating hypothetical investment returns. Such information may include, but is not limited to, illustrating the compounding effects of a dividend in a dividend reinvestment plan or certain benefits of tax-free investing.
            The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.
     TAXES
            The following summarizes certain additional tax considerations generally affecting the Fund and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.
            General. The Fund has elected to be taxed separately as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of
(a) at least 90% of its investment company taxable income (as that term is defined in the Code determined without regard to the deduction for dividends paid), if any, for the year, and (b) at least 90% of its net tax-exempt income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.
            In addition, to satisfy the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months (the "Short-Short Gain Test"). Interest (including original issue discount and, in the case of debt securities bearing taxable interest income, "accrued market discount") received by the Fund at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.
            In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses.
            Distributions of net investment income received by the Fund from investments in debt securities and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations.
            The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held the shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares.
            In the case of corporate shareholders, distributions (other than capital gain dividends) of the Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by the Fund for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.
            The marginal tax rate on ordinary income for taxpayers filing joint returns is 36% of taxable income in excess of $140,000 ($115,000 for taxpayers filing individual returns) and 39.6% of taxable income in excess of $250,000 for taxpayers filing either individual or joint returns. Different taxable income thresholds apply in the cases of married persons filing separately, heads of household and trusts.
Capital gains are subject to a 28% maximum stated rate. The maximum marginal corporate income tax rate is 35% for taxable income (including net capital gains) in excess of $10,000,000.
            If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction in the case of corporate shareholders.
            Shareholders will be advised annually as to the federal income tax consequences of distributions made by the Fund each year.
            The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.
            The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of the gross proceeds realized upon a redemption paid to any shareholder
(i) who has provided either an incorrect tax identification number or no number at all; (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly; or (iii) who has failed to certify to the Company that he or she is not subject to backup withholding or that he or she is an "exempt recipient."
            The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.
            Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.
            Taxation of Certain Financial Instruments. Special rules govern the federal income tax treatment of financial instruments that may be held by some of the Fund. These rules may have a particular impact on the amount of income or gain that the Fund must distribute to their respective shareholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement and on their ability to comply with the Short-Short Gain
Test described above. Federal income tax law requires the holder of a zero coupon security to recognize income with respect to the security on an annual basis even though there is no cash flow until maturity. To maintain its qualification as a regulated investment company and avoid liability of federal income taxes, the Fund will be required to distribute income accrued annually with respect to zero coupon securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.
     ADDITIONAL INFORMATION CONCERNING SHARES
            The Company is a Massachusetts business trust. Under the Company's Master Trust Agreement, the beneficial interests in the Company may be divided into an unlimited number of full and fractional transferable shares. The Master Trust Agreement authorizes the Company's Trustees to classify or reclassify any unissued shares of the Company into one or more Funds by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to such authority, the Trustees have authorized the issuance of four series of shares representing interests in the Income Fund, the Treasury Obligations
Money Market Fund, the Bond Fund and the Stock Fund.
            In the event of a liquidation or dissolution of the Company or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Company's respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of the Fund are entitled to participate in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder.
            The issuance of shares is recorded on the books of the Fund and share certificates generally will not be issued.
            Shareholders of the Company will vote together in the aggregate and not separately by Fund except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. Rule 18f-2 (the "Rule") under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the Fund affected by the matter. The Fund is not affected by a matter unless it is clear that the interests of each investment portfolio in the matter are substantially identical or that the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement or any change in the fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio.
However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to a particular investment portfolio.
            Shares of the Company have noncumulative voting rights and, accordingly, the holders of more than 50% of the Company's outstanding shares (irrespective of investment portfolio) may elect all of the Trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable by the Company.
            Shareholder meetings, including meetings held to elect Trustees, will not be held unless and until such time as required by law. At that time, the Trustees then in office will call a shareholders' meeting to elect Trustees. Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. The Master Trust Agreement provides that meetings of the shareholders of the Company shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.
     INDEPENDENT PUBLIC ACCOUNTANTS
            Arthur Andersen LLP, are the independent public accountants for the Fund.
     MISCELLANEOUS
            Counsel. The law firm of Bell, Boyd & Lloyd, Chicago, Illinois, serves as counsel to the Trustees.
                             Control Persons and Principal Holders of
Securities. As of December __, 1995, there were no shareholders who beneficially owned or more of the outstanding shares of the Fund.
            Banking Laws. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank
Holding Company Act of 1956, or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Adviser and the Custodian are subject to such banking laws and regulations.
            The Adviser and the Custodian believe they may perform the services for the Company contemplated by their respective agreements with the Company without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and nonbank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform such service for the Company.
            Should future legislative, judicial, or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Company, the Company might be required to alter materially or discontinue its arrangements with such companies and change its method of operations. It is not anticipated, however, that any change in the Company's method of operations would affect the net asset value per share of any Fund or result in a financial loss to any customer.
            Shareholder Approvals. As used in this Statement of Additional Information and in the Prospectus, a "majority of the outstanding shares" of the Fund or investment portfolio means the lesser of (a) 67% of the shares of the particular Fund or portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or portfolio are present in person or by proxy, or
(b) more than 50% of the outstanding shares of such Fund or portfolio.
     APPENDIX
Description of Bond Ratings
The following summarizes the highest four ratings used by Standard & Poor's Ratings Group ("S&P") for corporate and municipal debt:
            AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
            AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.
            A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
            BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.
            BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
            B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BBB rating. To provide more detailed indications of credit quality, the
AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.
            The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for corporate and municipal long-term debt:
            Aaa--Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
            Aa--Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
            A--Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
            Baa--Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
            Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
            B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
            Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.
            The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds:
            AAA--Debt rated AAA is of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.
            AA--Debt rated AA is of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.
            A--Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.
            BBB--Bonds that are rated BBB have below average protection factors but are still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.
            To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.
            The following summarizes the ratings used by IBCA Limited and IBCA Inc. ("IBCA") for bonds:
            Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.
            IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long and Short-Term Ratings as used in the corporate ratings discussed above. Legal
            Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.
            The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:
            MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
            MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.
            The three highest rating categories of D&P for short-term debt are Duff 1, Duff 2, and Duff 3. D&P employs three designations,
Duff 1+, Duff 1 and Duff 1-, within the highest rating category. Duff 1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 indicates satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.
            D&P uses the fixed-income ratings described above under "Description of Bond Ratings" for tax-exempt notes and other shortterm obligations.
Description of Commercial Paper Ratings
            Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted in A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory but the relative degree of safety is not as high as for issues designated A-1.
            The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
            The highest rating of D&P for commercial paper is Duff 1.
D&P employs three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category. Duff 1 plus indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations". Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are considered to be minor. Duff 1 minus indicates high certainty of timely payment.
Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

G00204-04(9/95)
PART C.   OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:

            (a)   Financial Statements (to be filed by Amendment)
            (b)   Exhibits:
                   (1)  (i)   Copy of Master Trust Agreement of the
                              Registrant (1);
                        (ii)  Amendment No. 1 to Master Trust Agreement
                              (2);
                       (iii)  Copy of Amendment No. 4 to Master Trust
                              Agreement;+
                   (2)  Copy of By-Laws of the Registrant (1);
                   (3)  Not applicable;
                   (4) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant;+
                   (5)  Copy of Investment Advisory Contract of the Registrant
                        (3);
                        (i) Form of Amendment to Investment Advisory Contract dated September 1, 1995;+
                   (6) Conformed copy of Distributor's Contract of the Registrant (5);
                        (i)    Form of Exhibit D to Distributor's
                               Contract;+
                   (7)  Not applicable;
                   (8) Conformed copy of Custodian Agreement of the Registrant (5);
                   (9)  (i)   Conformed copy of Administrative Services
                              Agreement of Registrant (5);
                        (ii)  Conformed copy of Amendment No.1 to
                              Administrative Services Agreement of
                              Registrant(6);
                        (iii) Conformed copy of Fund Accounting and
                              Shareholder Recordkeeping Agreement of
                              Registrant (5);
                        (iv)  Conformed copy of Electronic
                              Communications and Recordkeeping
                              Agreement(6);

+Exhibits are filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on March 5, 1992 (File Nos. 33-46190 and 811-6580).
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on May 1, 1992 (File Nos. 33-46190 and 811-6580).
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on November 27, 1992 (File Nos. 33-46190 and 811-6580).
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on June 24, 1994 (File Nos. 33-46190 and 811-
      6580).
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on June 23, 1995 (File Nos. 33-46190 and 811-
      6580)



                  (10) Copy of Opinion and Consent of Counsel as to legality of shares being registered (2);
                  (11)  Not applicable;
                  (12)  Not applicable;
                  (13)  Copy of Purchase Agreement of the Registrant
                        (3);
                  (14)  Not applicable;

                  (15)    (i)  Form of 12b-1 Agreement and Exhibit A to
                                                         the Agreement dated
                  September 1, 1995;+
                                                   (ii)  Form of Plan and
                  Exhibit A to the Plan
                               dated September 1, 1995;+
                  (16)  Not applicable;
                  (17)  Copy of Financial Data Schedules;+
                  (18)  Not applicable;
                  (19)  Conformed copy of Power of Attorney;+

*Exhibits are filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on May 1, 1992 (File Nos. 33-46190 and 811-6580).

Item 25.    Persons Controlled by or Under Common Control with Registrant:

            None

Item 26.    Number of Holders of Securities:

                Title of Class
            Shares of beneficial interest       Number of Record Holders
            (no par value)                      as of September 5, 1995

            Treasury Obligations
               Money Market Fund                            35

            Bond Fund                                       65

            Stock Fund                                      333


Item 27.    Indemnification:  (3)

Item 28.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the Investment Adviser, see the section entitled "Management of the Funds" in Part A.

            To reach any of the following Officers and Directors of the Investment Adviser, call SouthTrust Bank of Alabama, N.A.
         (1)                           (2)                        (3)
                                                          Principal Occupation
                                                          or Other Employment
                                                          of a Substantial
                               Position with              Nature During
Name                            the Adviser               the Past Two Years

Julian W. Banton               Director, Chairman,         Banking.
                               President, and Chief
                               Executive Officer

Gene Bartow                    Director                    Athletic Director,
                                                           University of
                                                           Alabama at
Birmingham.

Thomas E. Bradford, Jr.        Director                    Chairman and Chief
Executive Officer,                                         Bradford & Company.

Dr. Merrill N. Bradley         Director                    Surgeon (Retired)

Ronald G. Bruno                Director                    Chairman, President
and Chief Executive                                        Officer, Bruno's
Inc.

H.M. Burt, Jr.                 Director                    Chairman and Chief
Executive Officer                                                 Southern Tool
Inc.

David J. Cooper                Director                    President,
Cooper/T. Smith                                                   Corporation

Sallie C. Creel                Director                    Owner/Operator
Alabama Car Rental.


Paul E. Harris                 Director                    President and Chief
Executive Officer,                                         Protective
and Industrial                                                    Insurance
Company

James C. Harrison              Director                    President and Chief
Executive Officer,                                         Protective and
Industrial
Insurance Company
                                                          Principal Occupation
                                                          or Other Employment
                                                          of a Substantial
                               Position with              Nature During
Name                            the Adviser               the Past Two Years
Chris H. Horgen                Director                    Chairman and Chief
Executive Officer,                                         Nichols Research
Corporation

W. Carl Jernigan               Director                    Chairman and Chief
Executive Officer,                                         Jay Electric

Rex J. Lysinger                Director                    Chairman and Chief
Executive Officer,                                         Energen Corporation

Dr. Judy M. Merritt            Director                    President,
Jefferson State                                                   College

Emmet O'Neal, III              Director                    Vice Chairman and
Chief Operating                                                   Officer,
O'Neal                                                            Steel Inc.

Van L. Richey                  Director                    President and Chief
Executive Officer,                                         American Cast Iron
Pipe Co.

William E. Smith, Jr.          Director                    Chairman and Chief
Executive Officer,                                         Royal Cup, Inc.

R. Neal Travis                 Director                    President, South
Central Bell                                                      Telephone
Company

J. Mike Battle                 Executive Vice              Banking; Formerly
                               President                   Executive Vice
                               Retail Division             President, Pacific
Southwest Bank

                                                          Principal Occupation
                                                          or Other Employment
                                                          of a Substantial
                               Position with              Nature During
Name                            the Adviser               the Past Two Years

Fred C. Crum, Jr.              Executive Vice              Banking
                               President
                               Corporate Division

E. Frank Schmidt               Executive Vice              Banking
                               President Alabama Markets

Charles M. Murrell             Executive Vice
                               President SouthTrust        Banking
                               Data Services

R. Glenn Eubanks               Executive Vice              Banking
                               President
                               Commercial Division

William C. Patterson           Executive Vice              Banking
                               President
                               Credit Division

William E. Pearson, Jr.        Executive Vice              Banking
                               President
                               Administration/
                               Finance Division

C. Perry Relfe                 Executive Vice              Banking
                               President
                               Trust and Financial
                               Services Division

Item 29.    Principal Underwriters:

(a)         Federated Securities Corp., the Distributor for shares of the
                Registrant, also acts as principal underwriter for the following open-end investment companies: Alexander Hamilton Funds; American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; The Biltmore Funds; The Biltmore Municipal Funds; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series, Inc.; Cash Trust Series II; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated
                U.S. Government Securities Fund: 3-5 Years;First Priority Funds; First Union Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fountain Square Funds; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; SouthTrust Vulcan Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Tower Mutual Funds; Trademark Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; Vision Fiduciary Funds, Inc.; Vision Group of Funds, Inc.; and World Investment Series, Inc.

                Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



            (b)

         (1)                           (2)                       (3)
Name and Principal             Positions and Offices      Positions and Offices
 Business Address                 With Underwriter          With Registrant

Richard B. Fisher              Director, Chairman, Chief          --
Federated Investors Tower      Executive Officer, Chief
Pittsburgh, PA 15222-3779      Operating Officer, Asst.
                               Secretary, and Asst.
                               Treasurer, Federated
                               Securities Corp.

Edward C. Gonzales             Director, Executive Vice     President and
Federated Investors Tower      President, Federated,        Treasurer
Pittsburgh, PA 15222-3779      Securities Corp.

John W. McGonigle              Director, Federated                --
Federated Investors Tower      Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                 President-Institutional Sales,     --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                  President-Broker/Dealer,           --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer             Executive Vice President of        --
Federated Investors Tower      Bank/Trust, Federated
Pittsburgh, PA 15222-3779      Securities Corp.

Mark W. Bloss                  Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.           Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher               Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives           Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779
         (1)                           (2)                       (3)
Name and Principal             Positions and Offices      Positions and Offices
 Business Address                 With Underwriter          With Registrant
James S. Hamilton              Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton                Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                    Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV            Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion             Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ               Senior Vice President,             --
Federated Investors Tower      Federated Securities Corp
Pittsburgh, PA 15222-3779

John B. Bohnet                 Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                Vice President, Secretary,         --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis       Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                  Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.         Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779
         (1)                           (2)                       (3)
Name and Principal             Positions and Offices      Positions and Offices
 Business Address                 With Underwriter          With Registrant
Daniel T. Culbertson           Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen              Vice President,                    --
Federated Investors Tower      Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                 Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                 Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                 Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzherald          Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons              Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales              Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales            Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton                Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kenedy              Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler              Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa             Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779
         (1)                           (2)                       (3)
Name and Principal             Positions and Offices      Positions and Offices
 Business Address                 With Underwriter          With Registrant

Mark J. Miehl                  Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller              Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien             Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager         Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips             Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                 Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.            Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart             Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner              Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin              Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779
         (1)                           (2)                       (3)
Name and Principal             Positions and Offices      Positions and Offices
 Business Address                 With Underwriter          With Registrant

Paul A. Uhlman                 Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts               Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff               Vice President,                    --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings           Assistant Vice President,          --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff            Assistant Vice President,          --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                  Treasurer,                         --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue              Asstistant Secretary,              --
Federated Investors Tower      Assistant Treasurer,
Pittsburgh, PA 15222-3779      Federated Securities Corp.

Joseph M. Huber                Assistant Secretary,               --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                Assistant Secretary,               --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Item 30.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


Registrant                                      Federated Investors Tower
Federated Services Company                      Pittsburgh, PA 15222-3779
("Transfer Agent and Dividend Disbursing
Agent")
Federated Administrative Services
("Administrator")

SouthTrust Bank of Alabama, N.A.                420 North 20th Street
("Adviser")                                     Birmingham, AL 35203


State Street Bank and Trust Company             P.O. Box 8602
("Custodian")                                   Boston, MA 02266-8206


Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.


            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

            Registrant hereby undertakes to file a post-effective amendment on behalf of the SouthTrust Vulcan Income Fund, which need not be certified, within four to six months from the date of this Post-Effective Amendment No. 5.



                               SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, SOUTHTRUST VULCAN FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of September, 1995.

                         SOUTHTRUST VULCAN FUNDS

                  BY: /s/Peter J. Germain
                  Peter J. Germain, Secretary
                  Attorney in Fact for William O. Vann
                  September 29, 1995




    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/Peter J. Germain
    Peter J. Germain             Attorney In Fact         September 29, 1995
    SECRETARY                    For the Persons
                                 Listed Below

    NAME                            TITLE

William O. Vann*                 Chairman and Trustee
                                 (Chief Executive Officer)

Edward C. Gonzales*              President and Treasurer
                                 (Principal Financial and
                                 Accounting Officer

Thomas L. Merrill, Sr.*          Vice Chairman and
                                 Trustee

Charles G. Brown, III*           Trustee

Russell W. Chambliss*            Trustee

D. Riley Stuart*                 Trustee


* By Power of Attorney